Earnings/(Loss) Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Components of the numerator for the calculation of basic and diluted EPS:
Net income/(loss) net of non-controlling interests - continuing operations - basic | $		$ 65,676	$ 50,839	$ (47,086)
Net income/(loss) net of non-controlling interests - continuing operations - diluted | $		65,676	50,839	(47,086)
Net income net of non-controlling interests - discontinued operations - basic | $		0	0	293
Net income net of non-controlling interests - discontinued operations - diluted | $		$ 0	$ 0	$ 293
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average number of common shares outstanding, basic (in shares) | shares		103,311	104,200	106,620
Dilutive impact of share options and RSUs (in shares) | shares		1,117	1,068	0
Dilutive impact of 2025 Convertible Bonds (in shares) | shares		5,066	0	0
Weighted average number of common shares outstanding, diluted (in shares) | shares		109,494	105,268	106,620
Earnings Per Share, Basic And Diluted [Abstract]
Basic EPS/(LPS) from continuing operations (in dollars per share) | $ / shares		$ 0.64	$ 0.49	$ (0.44)
Diluted EPS/(LPS) from continuing operations (in dollars per share) | $ / shares		0.60	0.48	(0.44)
Diluted EPS/(LPS) from discontinued operations (in dollars per share) | $ / shares		0	0	0
Basic EPS/(LPS) from discontinued operations (in dollars per share) | $ / shares		$ 0	$ 0	$ 0
2025 Convertible Bonds | Convertible debt
Earnings Per Share, Basic And Diluted [Abstract]
Debt instrument, face amount | $	$ 575,000
Interest rate (in percent)	2.75%
Debt instrument conversion ratio	0.0173834
Debt instrument, convertible, conversion price | $ / shares	$ 57.53